Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Encumbrances	$ 120,398
Initial Cost to Company	138,001
Cost capitalized subsequent to acquisition	338,904
Gross amount at which carried at end of period	476,905	$ 313,137	$ 307,473	$ 292,528	$ 286,671
Accumulated Depreciation & Depletion	94,278
Aggregate cost for Federal income tax purposes	378,255
Investment Property
Encumbrances	0
Initial Cost to Company	1,629
Cost capitalized subsequent to acquisition	(101)
Gross amount at which carried at end of period	1,528
Accumulated Depreciation & Depletion	697
Mining royalty lands
Encumbrances	0
Initial Cost to Company	39,302
Cost capitalized subsequent to acquisition	106
Gross amount at which carried at end of period	39,408
Accumulated Depreciation & Depletion	8,520
Baltimore, MD 5
Encumbrances	0
Initial Cost to Company	4,309
Cost capitalized subsequent to acquisition	310
Gross amount at which carried at end of period	4,619
Accumulated Depreciation & Depletion	423
Baltimore, MD 6
Encumbrances	0
Initial Cost to Company	8,412
Cost capitalized subsequent to acquisition	1,026
Gross amount at which carried at end of period	9,438
Accumulated Depreciation & Depletion	351
Asset Management Properties
Encumbrances	30,398
Initial Cost to Company	80,954
Cost capitalized subsequent to acquisition	177,365
Gross amount at which carried at end of period	258,319
Accumulated Depreciation & Depletion	77,313
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	166
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	200
Gross amount at which carried at end of period	885
Accumulated Depreciation & Depletion	83
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	158
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	986
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	13
Gross amount at which carried at end of period	4,703
Accumulated Depreciation & Depletion	11
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	292
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	324
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	298
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	298
Accumulated Depreciation & Depletion	298
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,618
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Baltimore, MD 1
Encumbrances	1,551
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,814
Gross amount at which carried at end of period	5,253
Accumulated Depreciation & Depletion	3,032
Baltimore, MD 2
Encumbrances	3,004
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	7,727
Gross amount at which carried at end of period	8,677
Accumulated Depreciation & Depletion	5,136
Baltimore, MD 3
Encumbrances	720
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	3,355
Gross amount at which carried at end of period	4,045
Accumulated Depreciation & Depletion	1,648
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	1,435
Cost capitalized subsequent to acquisition	4,259
Gross amount at which carried at end of period	5,694
Accumulated Depreciation & Depletion	1,304
Baltimore City, MD
Encumbrances	4,305
Initial Cost to Company	6,094
Cost capitalized subsequent to acquisition	12,790
Gross amount at which carried at end of period	18,884
Accumulated Depreciation & Depletion	1,708
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	7,442
Cost capitalized subsequent to acquisition	2,051
Gross amount at which carried at end of period	9,493
Accumulated Depreciation & Depletion	1,522
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,797
Harford, MD 1
Encumbrances	145
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	2,288
Harford, MD 2
Encumbrances	873
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,709
Gross amount at which carried at end of period	5,759
Accumulated Depreciation & Depletion	2,745
Harford, MD 3
Encumbrances	2,093
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,187
Gross amount at which carried at end of period	7,272
Accumulated Depreciation & Depletion	3,876
Harford, MD 5
Encumbrances	1,809
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,167
Gross amount at which carried at end of period	10,255
Accumulated Depreciation & Depletion	4,668
Harford, MD 6
Encumbrances	1,191
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	13,048
Gross amount at which carried at end of period	13,203
Accumulated Depreciation & Depletion	4,880
Howard, MD 1
Encumbrances	0
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	5,513
Gross amount at which carried at end of period	8,372
Accumulated Depreciation & Depletion	4,627
Howard, MD 2
Encumbrances	651
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	1,043
Gross amount at which carried at end of period	3,516
Accumulated Depreciation & Depletion	1,577
Elkridge, MD
Encumbrances	0
Initial Cost to Company	8,920
Cost capitalized subsequent to acquisition	63
Gross amount at which carried at end of period	8,983
Accumulated Depreciation & Depletion	844
Anne Arun, MD 1
Encumbrances	7,473
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	9,515
Gross amount at which carried at end of period	10,230
Accumulated Depreciation & Depletion	6,220
Anne Arun, MD 2
Encumbrances	3,486
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	14,285
Gross amount at which carried at end of period	15,235
Accumulated Depreciation & Depletion	5,707
Anne Arun, MD 3
Encumbrances	0
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	4,143
Anne Arun, MD 4
Encumbrances	3,097
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,440
Gross amount at which carried at end of period	6,177
Accumulated Depreciation & Depletion	2,137
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	666
Cost capitalized subsequent to acquisition	10,642
Gross amount at which carried at end of period	11,308
Accumulated Depreciation & Depletion	3,273
Norfolk, VA
Encumbrances	0
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	40
Gross amount at which carried at end of period	7,552
Accumulated Depreciation & Depletion	2,946
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	10,442
Cost capitalized subsequent to acquisition	39,553
Gross amount at which carried at end of period	49,995
Accumulated Depreciation & Depletion	4,176
Newcastle Co, DE
Encumbrances	0
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	3,657
Gross amount at which carried at end of period	15,216
Accumulated Depreciation & Depletion	5,285
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,479
Gross amount at which carried at end of period	7,199
Accumulated Depreciation & Depletion	0
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,600
Gross amount at which carried at end of period	1,692
Accumulated Depreciation & Depletion	0
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	10,679
Gross amount at which carried at end of period	13,636
Accumulated Depreciation & Depletion	3,044
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	4,644
Gross amount at which carried at end of period	8,455
Accumulated Depreciation & Depletion	137
Land Development and Construction Properties
Encumbrances	0
Initial Cost to Company	11,580
Cost capitalized subsequent to acquisition	19,402
Gross amount at which carried at end of period	30,982
Accumulated Depreciation & Depletion	3,181
RiverFront on the Anacostia
Encumbrances	90,000
Initial Cost to Company	6,165
Cost capitalized subsequent to acquisition	142,031
Gross amount at which carried at end of period	148,196
Accumulated Depreciation & Depletion	$ 5,264